UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 14, 2000

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $54,343















































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                                    VALUE    SHARES/       PUTINVSTMT
     NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000) PRN AMT       CALDSCRETN
AT HOME CORP            SB DB CV 0.525%18045919AC1   1,171   2,200,000  PRN   SOLE
AT HOME CORP            SB DB CV 4.75%061045919AD9   1,653   2,000,000  PRN   SOLE
ALZA CORP DEL           SUB DB CONV 5%06 022615AD0   2,174   2,000,000  PRN   SOLE
CHESAPEAKE ENERGY CORP  PFD CONV 7%      165167305   1,360     36,500   SH    SOLE
CHECKPOINT SYS INC      SB DB CV 5.25%05 162825AB9     544    809,000   PRN   SOLE
E TRADE GROUP INC       SB DB CV 6% 144A0269246AA2   3,588   2,535,000  PRN   SOLE
EXODUS COMMUNICATIONS INSB DB CV 4.75% 08302088AJ8  13,496   6,500,000  PRN   SOLE
FRONTIER FINANCIAL CORP PFD CONV         35907U301     436     90,000   SH    SOLE
INHALE THERAPEUTIC SYS ISB DB CV 5%144A 0457191AD6   6,434   6,000,000  PRN   SOLE
LAMAR ADVERTISING CO    SB DB CV 5.25% 06512815AF8   2,869   2,500,000  PRN   SOLE
MILLENIUM PHARMACEUTICALSB DB CV 5.5% 144599902AA1     297    320,000   PRN   SOLE
NATIONAL AUSTRALIA BANK CAP UTS EXCHBL   632525309   5,809    240,800   SH    SOLE
RITE AID CORP           SB DB CV 5.25%02 767754AL8     538   1,493,000  PRN   SOLE
READ-RITE CORP          SB DB CV 10%04   755246AB1   1,465   1,400,000  PRN   SOLE
TELEFONOS DE MEXICO SA  SR DB CV 4.25%04 879403AD5   7,571   5,000,000  PRN   SOLE
VENTRO CORP             SB DB CV 6%07    922815AA3   2,980   4,000,000  PRN   SOLE
3COM CORP               COM              885535104   1,074     19,300   SH    SOLE
FEDERATED DEPT STORES   WT D EX 121901   31410H127     885     54,700   SH    SOLE

                                                    54,343
